INVENTORIES	6 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Raw materials	$355,280	360,097
Finished goods	1,258,129	1,012,182
Work in progress	96,174	141,479
Inventories	$1,709,583	1,513,758

The Company reviews its inventories periodically to determine if reserve is necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. For the six months ended December 31, 2025 and 2024, there was no provision for slow-moving or obsolete inventory.